Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 3,165	$ 3,357
Gross increases-tax positions of prior years	296
Gross increases-current period tax positions	0	0
Gross decreases-tax positions of prior years	(863)	(192)
Gross decreases-lapses of statute of limitations	(246)
Gross decreases-settlements	(2,352)
Balance at end of year	$ 0	$ 3,165